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                                   May 2, 2003

EDGAR FILING

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Security Capital Real Estate Mutual Funds Incorporated
          (File Nos. 333-20649 and 811-8033)
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Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), this letter serves to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 16 to Registrant's registration statement on Form N-1A, Amendment No. 18 under the Investment Company Act of 1940, filed with the Securities and Exchange Commission ("SEC") electronically on April 29, 2003, proposed to become effective on April 29, 2003.

                                              Very truly yours,

                                              /s/ David T. Novick
                                              -------------------
                                              David T. Novick
                                              General Counsel and Secretary

cc: H.R. Hallock, Jr.